DERIVATIVE FINANCIAL INSTRUMENTS (Details 2) (Cash flow hedges, USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Gain (Loss) on Derivatives in Cash Flow Hedging Relationship
Expected reclassification out of accumulated other comprehensive income (loss) into earnings during the next twelve months	$ 4,600,000
Interest rate swaps
Gain (Loss) on Derivatives in Cash Flow Hedging Relationship
Gain (loss) recognized in other comprehensive income (loss) (effective portion)	(272,000)	(2,979,000)
Gain (loss) reclassified from accumulated other comprehensive income (loss) into income (effective portion)	(3,581,000)	(6,650,000)
Inflation
Gain (Loss) on Derivatives in Cash Flow Hedging Relationship
Gain (loss) recognized in other comprehensive income (loss) (effective portion)	2,468,000	3,494,000
Gain (loss) reclassified from accumulated other comprehensive income (loss) into income (effective portion)	(276,000)	(3,303,000)
Gain (loss) recognized in income (ineffective portion)	$ (359,000)	$ 116,000